Retirement and Postretirement Benefits Other than Pension Plans - Net Periodic Pension and Postretirement Benefit Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Net settlement loss	$ 1,290		$ 1,290
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		15		29
Interest cost	33	253	97	507
Amortization of net actuarial loss	142	176	238	352
Amortization of prior service credit	(380)	(131)	(665)	(261)
Total net postretirement benefit expense	(205)	313	(330)	627
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	947	1,087	1,940	2,174
Expected return on plan assets	(1,283)	(1,173)	(2,574)	(2,346)
Amortization of net actuarial loss	262	1,170	580	2,340
Net settlement loss	1,290		1,290
Total net periodic pension expense	$ 1,216	$ 1,084	$ 1,236	$ 2,168